Basis of Presentation and Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash held in foreign entities	$ 0.5	$ 0.6	$ 0.0
Largest Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)		86.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)	28.00%		31.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)	19.00%		15.00%
Customer Three | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)	18.00%		11.00%